PREPAID EXPENSES	12 Months Ended
Dec. 31, 2015
Prepaid Expense and Other Assets, Current [Abstract]
PREPAID EXPENSES	PREPAID EXPENSES Prepaid expenses at December 31, 2015 and 2014, primarily consist of prepaid insurance, deferred financing costs related to the revolving credit facility and software licenses.